Non-interest revenue	12 Months Ended
Mar. 31, 2019
Non-interest revenue

20. Non-interest revenue

Revenue Recognition

Deposit related fees

Deposit-related fees consist of fees earned on consumer deposit activities and are generally recognized when the transaction occurs or as the service is performed. Consumer fees are earned on consumer deposit accounts for account maintenance and various transaction-based services, such as ATM transactions, wire transfer activities, check and money order processing, standing instruction processing, cash management services, etc.

Lending related fees

Lending-related fees generally represent transactional fees earned from certain loan related services, guarantees and letters of credit (LCs).

Third-party products related fees

Third-party products related fees consist of fees earned from distribution of third party products such as insurance and mutual funds.

Payments and cards business fees

Payments and cards business fees includes fees earned from merchant acquiring business and on Credit, Debit, Prepaidor Forex cards, among others. Cards business income includes annual and renewal fees, late and over-limit fees, currency conversion fees, as well as fees earned from interchange, cash advances and other miscellaneous transactions fees. Interchange fees are recognized upon settlement of the credit and debit card payment transactions and are generally determined on a percentage basis for credit and debit cards based on the corresponding payment network’s rates. Substantially all cards business related fees are recognized at the transaction date, except for certain time-based fees such as annual fees, which are recognized over twelve months. Payments business fees includes fees earned from merchants net of interchange expenses paid to issuing banks, rentals from point of sale machines, merchant service charges.

The table below presents the non-interest revenue disaggregated by revenue source for the fiscal years ended March 31, 2018 and March 31, 2019.

	Fiscal years ended March 31,
	2017		2018		2019		2019
	(In millions)
Deposit related fees	Rs.	20,407.5	Rs.	22,424.9	Rs.	25,383.0	US$	367.0
Lending related fees		26,705.4		31,791.6		30,176.2		436.3
Third-party products related fees		13,813.1		20,908.1		22,000.4		318.1
Payments and cards business fees		25,115.2		34,551.4		47,012.4		679.8
Others		8,079.1		10,384.9		9,583.2		138.6

Fees and commissions	Rs.	94,120.3	Rs.	120,060.9	Rs.	134,155.2	US$	1,939.8

The table below presents the non-interest revenue disaggregated by revenue source for the fiscal years ended March 31, 2017, March 31, 2018 and March 31, 2019.

	Fiscal year ended March 31,
	2017		2018		2019		2019
	(In millions)
Retail Banking	Rs.	86,237.9	Rs.	110,927.2	Rs.	123,070.6	US$	1,779.5
Wholesale Banking		7,695.8		8,985.0		10,839.6		156.7
Treasury Services		186.6		148.7		245.0		3.6

Fees and commissions	Rs.	94,120.3	Rs.	120,060.9	Rs.	134,155.2	US$	1,939.8